PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Security 0.2%
Credit Cards
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $110,633)	3.960%	10/13/30	100	$92,616
Commercial Mortgage-Backed Securities 6.1%
37 Capital CLO, Series 2021-PF01, Class A4	2.253	11/15/54	100	74,425
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	72,031
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	85,716
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	28,785
Series 2020-B19, Class A3	1.787	09/15/53	175	148,578
Series 2020-B21, Class A4	1.704	12/17/53	100	75,341
Series 2021-B23, Class A4A1	1.823	02/15/54	200	144,515
Series 2021-B30, Class A4	2.329	11/15/54	150	111,749

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	119,351
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	80,149
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	38,706
Citigroup Commercial Mortgage Trust, Series 2017-P08, Class A3	3.203	09/15/50	75	67,038
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	51	50,199
Series 2016-DC02, Class A5	3.765	02/10/49	25	23,589

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	40,508
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	87	84,228
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	78,125
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	111,458
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	14	12,746
Series 2016-JP04, Class A3	3.393	12/15/49	125	115,506

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077%	03/15/48	59	$56,368
Series 2016-C32, Class A3	3.459	12/15/49	119	109,556
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	112,768
Series 2018-L01, Class A3	4.139	10/15/51	250	227,263
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	166,977
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	160	142,994
Series 2018-C09, Class ASB	4.090	03/15/51	53	50,037
Series 2018-C13, Class A3	4.069	10/15/51	189	177,176
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	111,766
Series 2017-C39, Class A3	2.878	09/15/50	100	91,164
Series 2020-C55, Class A4	2.474	02/15/53	125	100,453

Total Commercial Mortgage-Backed Securities (cost $3,431,443)				2,909,265
Corporate Bonds 23.6%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	140	128,657
Sr. Unsec’d. Notes	2.250	06/15/26	15	13,599
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,004
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,312
Sr. Unsec’d. Notes	3.900	05/01/49	20	13,085
Sr. Unsec’d. Notes	5.930	05/01/60	90	75,711

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	60	58,956
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	16,384
RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	10	9,181
				342,889
Agriculture 0.6%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	80	48,969

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557%	08/15/27	26	$23,527
Gtd. Notes	4.700	04/02/27	10	9,518
Gtd. Notes	6.421	08/02/33	85	80,102
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	90	84,773
Sr. Unsec’d. Notes	5.250	09/07/28	20	19,452
Sr. Unsec’d. Notes	5.375	02/15/33	10	9,238
				275,579
Airlines 0.1%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	16,138
Sr. Unsec’d. Notes	5.125	06/15/27	45	43,438
				59,576
Auto Manufacturers 0.1%
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	70	60,039
Banks 5.8%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	290	222,400
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	190	149,843
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	130	117,596
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	30	21,045

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	120,567
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	120	95,662
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	18,391
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	94,350
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	20	18,131
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	50	44,198
Sub. Notes	6.174(ff)	05/25/34	45	41,968

Discover Bank, Sr. Unsec’d. Notes	4.650	09/13/28	15	13,183

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	10	$9,688
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	80	58,724
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	30	26,946
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	185	168,735

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	77,185
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	29	27,874
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	14,856
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	140	111,416
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	40	30,879
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	60	49,269
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	240	215,149
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	61,211
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	40,457
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	35	25,824
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	130	104,504
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	63,725
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	110	79,594
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	165	119,610
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	20	19,147
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,077

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	13,651
U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	18,445
UBS Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	95,553
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	50,377
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	70	63,374
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	55,480
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	159,371
				2,748,455

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	135	$111,750
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,691
Gtd. Notes	4.400	11/15/25	25	24,286
Sr. Unsec’d. Notes	2.250	08/01/31	45	34,191
				174,918
Biotechnology 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	120	110,520
Sr. Unsec’d. Notes	2.800	08/15/41	50	30,907
Sr. Unsec’d. Notes	5.250	03/02/30	90	86,417
				227,844
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.400	07/15/31	35	26,823
Owens Corning, Sr. Unsec’d. Notes	4.200	12/01/24	35	34,421
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	3,830
				65,074
Chemicals 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625	10/01/44	15	11,311
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	12,420
Sr. Unsec’d. Notes	4.500	10/01/49	15	9,930
Sr. Unsec’d. Notes	5.650	05/18/33	30	26,425

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	30	22,755
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,233

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900%	03/27/28	20	$19,140
Sr. Unsec’d. Notes	5.250	01/15/45	10	8,164

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	7,541
				120,919
Commercial Services 0.3%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	8,678
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	20	19,268
Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	35	21,899
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	6,005
Unsec’d. Notes	3.745	11/15/52	20	14,365
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	2,959
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,065
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	14,715
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,439

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	16,954
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	24,693
				145,040
Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	45	43,065
Sr. Unsec’d. Notes	3.850	08/04/46	30	22,488

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750%	04/10/26	35	$31,473
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	5	3,930
				100,956
Diversified Financial Services 0.3%
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	60	43,432
Sr. Unsec’d. Notes	5.875	07/21/28	30	28,916
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	24,886
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	38,208
				135,442
Electric 3.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	15	8,986
Sr. Unsec’d. Notes	3.800	10/01/47	30	19,294
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	80	61,895
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	7,191
Sr. Unsec’d. Notes	6.125	05/15/38	45	43,862

Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	18,320
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	25,879
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,229
Sr. Unsec’d. Notes	3.500	12/01/49	25	15,042
Sr. Unsec’d. Notes	3.750	05/15/46	25	16,152
Sr. Unsec’d. Notes	6.350	12/15/32	25	24,932

Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	7,757
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	15	14,640
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	80	63,848
First Mortgage	4.900	02/01/33	15	13,911

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Connecticut Light & Power Co. (The), First Mortgage	5.250%	01/15/53	15	$12,908
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 06-B	6.200	06/15/36	25	24,403
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	17,818
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	13,745
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	11,454
First Ref. Mortgage	4.000	09/30/42	35	25,590

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	70	64,128
Duke Energy Florida LLC, First Mortgage	6.350	09/15/37	15	14,834
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	25	15,008
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	45	33,269
Evergy Kansas Central, Inc.,
First Mortgage	4.125	03/01/42	15	11,029
First Mortgage	5.700	03/15/53	10	8,821

Eversource Energy, Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	11,237
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	22,072
First Mortgage	5.250	02/01/41	25	22,401

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,411
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,131
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	30,129
General Ref. Mortgage, Series R	6.750	07/01/37	10	10,152
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.750	11/01/29	25	20,735
Gtd. Notes	5.749	09/01/25	15	14,929
Gtd. Notes	6.051	03/01/25	65	64,972
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	55	32,883

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., (cont’d.)
First Mortgage	4.000%	12/01/46	50	$30,088
First Mortgage	4.500	07/01/40	40	28,431
PacifiCorp,
First Mortgage	2.700	09/15/30	25	19,980
First Mortgage	4.125	01/15/49	75	50,147
First Mortgage	5.250	06/15/35	45	39,812
First Mortgage	6.000	01/15/39	15	13,744
PECO Energy Co.,
First Mortgage	2.800	06/15/50	5	2,760
First Mortgage	4.900	06/15/33	10	9,268
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	11,069
First Mortgage	4.150	10/01/45	20	14,765
First Mortgage	5.250	05/15/53	10	8,628
First Mortgage	6.250	05/15/39	20	19,857

Public Service Co. of Colorado, First Mortgage	5.250	04/01/53	45	37,622
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	3,385
First Ref. Mortgage, MTN	3.950	05/01/42	10	7,497
Sec’d. Notes, MTN	4.650	03/15/33	35	31,912

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	30	22,715
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	45	38,479
San Diego Gas & Electric Co.,
First Mortgage	5.350	04/01/53	50	42,837
First Mortgage, Series RRR	3.750	06/01/47	5	3,362
First Mortgage, Series UUU	3.320	04/15/50	25	15,023
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	55	52,893
Sr. Unsec’d. Notes	4.000	02/01/48	15	10,227
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	50	48,756
First Ref. Mortgage	4.000	04/01/47	30	20,569
First Ref. Mortgage	4.650	10/01/43	40	30,898

Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	24,348

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000%	05/15/37	20	$19,107
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	9,627

WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.800	10/15/30	20	14,957
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	25	21,800
Sr. Unsec’d. Notes	4.000	06/15/28	25	23,109
				1,572,669
Entertainment 0.1%
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52	45	31,855
Foods 0.0%
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	8,226
Gas 0.4%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.250	03/01/28	120	117,382
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	7,875
Sr. Unsec’d. Notes	5.250	02/15/43	30	25,152

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	18,047
				168,456
Healthcare-Products 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	45	34,840
Danaher Corp., Sr. Unsec’d. Notes	2.800	12/10/51	15	8,433

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes	3.375%	11/01/25	10	$9,557
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	15	9,542
				62,372
Healthcare-Services 1.5%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	9,624
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	5,475
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	12,613
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	22,845
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	5,261
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	7,484
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	36,844
Sr. Unsec’d. Notes	4.101	03/01/28	45	42,038
Sr. Unsec’d. Notes	4.625	05/15/42	50	40,078

Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	70	44,902
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	26,033
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	5,919

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	13,685
Mount Sinai Hospital, Sec’d. Notes, Series 2019	3.737	07/01/49	10	6,623
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	33,421
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	11,717
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	23,192

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375%	11/15/25	5	$4,553
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	9,166
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,214
Unsec’d. Notes, Series H	2.746	10/01/26	30	27,409

Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	8,645
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	17,846
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	10,507

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	30	21,780
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	50	33,334
Sr. Unsec’d. Notes	3.750	07/15/25	35	34,085
Sr. Unsec’d. Notes	4.250	06/15/48	15	11,225
Sr. Unsec’d. Notes	4.500	04/15/33	165	148,473

UPMC, Sec’d. Notes	5.035	05/15/33	25	23,242
				706,233
Insurance 0.6%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	85	80,198
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	14,854
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	25	22,427
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	30	24,540
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	50	30,244
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.625	08/16/32	10	9,199
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	5	3,949

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Loews Corp., Sr. Unsec’d. Notes	3.200%	05/15/30	15	$12,725
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	3,008
Sr. Unsec’d. Notes	4.300	11/01/47	15	10,506

Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	100	89,098
				300,748
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	41,998
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	7,365
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	70	64,937
Gtd. Notes	4.700	09/15/28	30	27,971
				100,273
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	35	19,160
Sr. Sec’d. Notes	4.800	03/01/50	15	9,886
Sr. Sec’d. Notes	5.375	04/01/38	80	63,283
Sr. Sec’d. Notes	6.484	10/23/45	85	71,695
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	25	15,840
Gtd. Notes	3.750	04/01/40	10	7,348
Gtd. Notes	5.500	05/15/64	55	46,932
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	51	29,270
Gtd. Notes	4.125	05/15/29	20	17,612
Gtd. Notes	5.300	05/15/49	60	43,261

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Walt Disney Co. (The), Gtd. Notes	7.300%	04/30/28	35	$37,077
				361,364
Mining 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	105	96,303
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	18,169
Gtd. Notes	4.375	08/01/28	55	49,900
Gtd. Notes	5.400	11/14/34	25	22,074

Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.250	07/15/33	55	52,281
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	70	54,755
Gtd. Notes	2.800	10/01/29	45	37,725
Gtd. Notes	5.450	06/09/44	25	21,547
				352,754
Miscellaneous Manufacturing 0.3%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	36,610
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	13,556
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	75	64,030
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	50	38,962
				153,158
Oil & Gas 0.5%
BP Capital Markets America, Inc., Gtd. Notes	4.893	09/11/33	20	18,317
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	15	9,353
ConocoPhillips Co., Gtd. Notes	5.050	09/15/33	55	51,259

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	10	$8,490
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	65	64,147
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	13,800
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	11,441
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	10	9,197
Gtd. Notes	4.900	10/01/46	25	19,634

TotalEnergies Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	21,268
				226,906
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	45	40,675
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	50	39,014
Sr. Unsec’d. Notes	4.550	03/15/35	45	39,532
Sr. Unsec’d. Notes	4.700	05/14/45	60	48,685
Cigna Group (The),
Gtd. Notes	4.500	02/25/26	60	58,219
Gtd. Notes	4.900	12/15/48	15	11,983
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	45	37,192
Sr. Unsec’d. Notes	5.125	02/21/30	75	70,582
Sr. Unsec’d. Notes	5.125	07/20/45	35	27,918

Mylan, Inc., Gtd. Notes	5.200	04/15/48	30	20,607
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	20	18,724
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	65	40,392
Gtd. Notes	4.000	06/22/50	50	28,693

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Wyeth LLC, Gtd. Notes	6.500%	02/01/34	15	$15,475
				457,016
Pipelines 1.9%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	51,940
Sr. Unsec’d. Notes	4.200	04/15/27	30	28,078
Sr. Unsec’d. Notes	4.750	01/15/26	40	38,825
Sr. Unsec’d. Notes	5.300	04/15/47	10	7,748
Sr. Unsec’d. Notes	6.000	06/15/48	25	21,289
Sr. Unsec’d. Notes	6.125	12/15/45	60	51,810
Sr. Unsec’d. Notes	6.550	12/01/33	10	9,852
Sr. Unsec’d. Notes	6.625	10/15/36	10	9,628

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	40	33,114
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	135	106,676
Sr. Unsec’d. Notes	4.500	04/15/38	30	23,404
Sr. Unsec’d. Notes	4.700	04/15/48	25	18,078
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	160	132,034
Gtd. Notes	4.950	07/13/47	10	7,480
Gtd. Notes	6.050	09/01/33	135	129,455

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	25	21,235
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	15	12,438
Gtd. Notes	6.125	03/15/33	30	28,741
Gtd. Notes	6.500	02/15/53	15	13,693
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	90	75,353
Sr. Unsec’d. Notes	4.600	03/15/48	25	18,877
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	46,194
Sr. Unsec’d. Notes	5.100	09/15/45	10	8,040
				893,982

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.8%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500%	08/16/31	50	$36,770
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	30	20,391
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	16,523
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	12,445
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	10	7,566
Healthpeak OP LLC, Gtd. Notes	3.000	01/15/30	20	16,444
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	11,200
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	65	53,994
Gtd. Notes	3.200	04/01/32	25	19,547
Realty Income Corp.,
Sr. Unsec’d. Notes	3.100	12/15/29	60	50,600
Sr. Unsec’d. Notes	3.400	01/15/28	20	18,009
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	40	32,634
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,791

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	25	18,549
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	23,021
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	10	9,035
WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	40	30,379
				381,898
Retail 0.1%
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28	15	15,153
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.900	06/15/47	20	14,319

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100%	05/03/27	20	$18,323
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	11,109
				58,904
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	20	13,288
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	67	52,079
Sr. Unsec’d. Notes, 144A	4.926	05/15/37	105	87,273
Intel Corp.,
Sr. Unsec’d. Notes	5.625	02/10/43	5	4,574
Sr. Unsec’d. Notes	5.700	02/10/53	20	17,891
Sr. Unsec’d. Notes	5.900	02/10/63	20	18,086
				193,191
Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	10	6,303
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	15	14,538
Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,309
Microsoft Corp., Sr. Unsec’d. Notes	2.921	03/17/52	32	19,743
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	76,882
Sr. Unsec’d. Notes	2.950	05/15/25	75	71,760
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,060
Sr. Unsec’d. Notes	5.550	02/06/53	10	8,313
Sr. Unsec’d. Notes	6.900	11/09/52	40	39,390

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	30	22,591

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Workday, Inc.,
Sr. Unsec’d. Notes	3.500%	04/01/27	10	$9,279
Sr. Unsec’d. Notes	3.700	04/01/29	25	22,311
				298,479
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	130	86,884
Sr. Unsec’d. Notes	3.550	09/15/55	100	58,193
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	35	22,077
Gtd. Notes	3.875	04/15/30	95	82,688
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	25	18,666
Sr. Unsec’d. Notes	3.400	03/22/41	55	37,064
Sr. Unsec’d. Notes	4.016	12/03/29	10	8,929
				314,501
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	10	7,431
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	13,790
Sr. Unsec’d. Notes	3.600	09/15/37	10	7,683
Sr. Unsec’d. Notes	3.799	04/06/71	5	3,122
				32,026

Total Corporate Bonds (cost $13,460,771)				11,214,415
Municipal Bonds 0.6%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	30,465

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263%	04/01/49	35	$36,098
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	19,434
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	33,892
				89,424
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	25	23,209
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	10,844
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	16,163
Taxable, Revenue Bonds, Series B	3.504	04/01/52	15	10,232
				37,239
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	50,531
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	11,431
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	3,625
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	11,671
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	8,791
				24,087

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922%	12/31/49	15	$10,708
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	22,240

Total Municipal Bonds (cost $406,097)				299,334
Sovereign Bonds 1.8%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	40	40,988
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	183,816
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	208,125
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	184,700
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	48,660

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	32	25,632
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	111,266
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	30	30,117

Total Sovereign Bonds (cost $966,799)				833,304
U.S. Government Agency Obligations 28.7%
Federal Farm Credit Bank	2.350	03/10/36	30	20,876
Federal Home Loan Bank	2.090	02/22/36	30	20,369
Federal Home Loan Bank	4.250	09/10/32	20	18,287
Federal Home Loan Mortgage Corp.	1.220	08/19/30	25	19,153
Federal Home Loan Mortgage Corp.	1.500	10/01/50	200	139,423
Federal Home Loan Mortgage Corp.	2.000	01/01/32	25	22,439
Federal Home Loan Mortgage Corp.	2.000	12/01/50	380	281,354
Federal Home Loan Mortgage Corp.	2.000	05/01/51	448	331,409

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.000%	07/01/51	121	$89,179
Federal Home Loan Mortgage Corp.	2.500	07/01/31	62	57,493
Federal Home Loan Mortgage Corp.	2.500	04/01/51	238	184,067
Federal Home Loan Mortgage Corp.	2.500	05/01/51	417	322,082
Federal Home Loan Mortgage Corp.	2.500	10/01/51	321	249,226
Federal Home Loan Mortgage Corp.	3.000	02/01/32	19	17,348
Federal Home Loan Mortgage Corp.	3.000	02/01/32	21	19,568
Federal Home Loan Mortgage Corp.	3.000	01/01/37	8	6,620
Federal Home Loan Mortgage Corp.	3.000	12/01/37	11	9,339
Federal Home Loan Mortgage Corp.	3.000	12/01/42	80	67,207
Federal Home Loan Mortgage Corp.	3.000	11/01/46	22	17,858
Federal Home Loan Mortgage Corp.	3.000	01/01/47	140	115,863
Federal Home Loan Mortgage Corp.	3.000	03/01/47	96	79,382
Federal Home Loan Mortgage Corp.	3.000	12/01/47	54	44,515
Federal Home Loan Mortgage Corp.	3.000	12/01/47	81	66,806
Federal Home Loan Mortgage Corp.	3.000	06/01/52	578	463,124
Federal Home Loan Mortgage Corp.	3.500	11/01/37	12	11,027
Federal Home Loan Mortgage Corp.	3.500	06/01/42	19	16,787
Federal Home Loan Mortgage Corp.	3.500	04/01/46	24	20,498
Federal Home Loan Mortgage Corp.	3.500	11/01/47	32	27,631
Federal Home Loan Mortgage Corp.	3.500	11/01/47	40	34,577
Federal Home Loan Mortgage Corp.	3.500	02/01/48	118	100,774
Federal Home Loan Mortgage Corp.	3.500	04/01/48	238	202,408
Federal Home Loan Mortgage Corp.	4.000	11/01/37	107	99,527
Federal Home Loan Mortgage Corp.	4.000	10/01/45	21	18,925
Federal Home Loan Mortgage Corp.	4.000	05/01/46	43	38,286
Federal Home Loan Mortgage Corp.	4.000	03/01/47	21	18,808
Federal Home Loan Mortgage Corp.	4.000	01/01/48	35	30,779
Federal Home Loan Mortgage Corp.	4.500	07/01/47	43	39,212
Federal Home Loan Mortgage Corp.	4.500	12/01/48	11	9,886
Federal Home Loan Mortgage Corp.	4.500	08/01/52	278	248,598
Federal Home Loan Mortgage Corp.	5.000	09/01/52	249	229,393
Federal Home Loan Mortgage Corp.	6.250	07/15/32	45	48,576
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	27,486
Federal National Mortgage Assoc.	0.500	06/17/25	50	46,346
Federal National Mortgage Assoc.	0.500	11/07/25	30	27,369
Federal National Mortgage Assoc.	0.875	08/05/30	10	7,581
Federal National Mortgage Assoc.	1.500	10/01/50	213	148,076
Federal National Mortgage Assoc.	1.500	11/01/50	215	149,440
Federal National Mortgage Assoc.	1.500	02/01/51	194	135,003
Federal National Mortgage Assoc.	2.000	05/01/36	480	408,932
Federal National Mortgage Assoc.	2.000	07/01/40	163	129,737

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	01/01/41	379	$301,606
Federal National Mortgage Assoc.	2.000	05/01/41	388	306,799
Federal National Mortgage Assoc.	2.000	09/01/50	286	211,834
Federal National Mortgage Assoc.	2.000	12/01/50	150	111,902
Federal National Mortgage Assoc.	2.000	01/01/51	272	201,344
Federal National Mortgage Assoc.	2.000	03/01/51	124	92,023
Federal National Mortgage Assoc.	2.000	05/01/51	222	163,609
Federal National Mortgage Assoc.	2.000	07/01/51	499	369,431
Federal National Mortgage Assoc.	2.500	02/05/24	65	64,480
Federal National Mortgage Assoc.	2.500	06/01/28	46	43,881
Federal National Mortgage Assoc.	2.500	01/01/32	63	58,045
Federal National Mortgage Assoc.	2.500	02/01/43	30	23,749
Federal National Mortgage Assoc.	2.500	09/01/46	30	23,477
Federal National Mortgage Assoc.	2.500	09/01/46	52	40,607
Federal National Mortgage Assoc.	2.500	05/01/50	170	131,483
Federal National Mortgage Assoc.	2.500	08/01/50	199	154,085
Federal National Mortgage Assoc.	2.500	10/01/50	369	285,659
Federal National Mortgage Assoc.	2.500	04/01/51	729	563,305
Federal National Mortgage Assoc.	2.500	07/01/51	160	123,645
Federal National Mortgage Assoc.	2.500	08/01/51	98	75,767
Federal National Mortgage Assoc.	3.000	11/01/28	30	28,803
Federal National Mortgage Assoc.	3.000	01/01/30	64	60,004
Federal National Mortgage Assoc.	3.000	12/01/36	23	20,300
Federal National Mortgage Assoc.	3.000	10/01/42	14	11,745
Federal National Mortgage Assoc.	3.000	12/01/42	87	72,961
Federal National Mortgage Assoc.	3.000	02/01/43	166	139,864
Federal National Mortgage Assoc.	3.000	04/01/43	44	36,569
Federal National Mortgage Assoc.	3.000	08/01/43	122	102,134
Federal National Mortgage Assoc.	3.000	01/01/47	144	118,833
Federal National Mortgage Assoc.	3.000	02/01/47	97	80,503
Federal National Mortgage Assoc.	3.000	01/01/50	273	220,100
Federal National Mortgage Assoc.	3.000	11/01/50	104	83,942
Federal National Mortgage Assoc.	3.000	06/01/51	119	95,476
Federal National Mortgage Assoc.	3.500	08/01/31	24	22,587
Federal National Mortgage Assoc.	3.500	10/01/32	10	9,841
Federal National Mortgage Assoc.	3.500	06/01/33	15	14,166
Federal National Mortgage Assoc.	3.500	01/01/42	60	53,043
Federal National Mortgage Assoc.	3.500	03/01/42	61	53,435
Federal National Mortgage Assoc.	3.500	10/01/42	171	149,892
Federal National Mortgage Assoc.	3.500	11/01/42	40	35,220
Federal National Mortgage Assoc.	3.500	08/01/43	55	47,606
Federal National Mortgage Assoc.	3.500	03/01/45	97	83,737

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/46	18	$15,700
Federal National Mortgage Assoc.	3.500	12/01/46	180	154,265
Federal National Mortgage Assoc.	3.500	01/01/47	38	33,026
Federal National Mortgage Assoc.	3.500	09/01/47	57	48,481
Federal National Mortgage Assoc.	4.000	01/01/41	109	97,884
Federal National Mortgage Assoc.	4.000	04/01/41	58	52,050
Federal National Mortgage Assoc.	4.000	02/01/47	57	50,033
Federal National Mortgage Assoc.	4.000	04/01/48	98	87,117
Federal National Mortgage Assoc.	4.000	12/01/48	88	77,627
Federal National Mortgage Assoc.	4.000	03/01/49	187	164,718
Federal National Mortgage Assoc.	4.000	04/01/52	219	189,087
Federal National Mortgage Assoc.	4.336(s)	03/17/31	50	33,512
Federal National Mortgage Assoc.	4.500	03/01/41	51	47,249
Federal National Mortgage Assoc.	4.500	02/01/44	47	42,995
Federal National Mortgage Assoc.	4.500	01/01/45	53	48,606
Federal National Mortgage Assoc.	4.500	04/01/48	29	26,003
Federal National Mortgage Assoc.	4.500	05/01/48	9	8,059
Federal National Mortgage Assoc.	4.500	08/01/48	11	10,154
Federal National Mortgage Assoc.	4.500	02/01/49	9	8,267
Federal National Mortgage Assoc.	4.500	06/01/52	106	94,758
Federal National Mortgage Assoc.	4.500	07/01/52	242	215,956
Federal National Mortgage Assoc.	5.000	11/01/35	70	67,688
Federal National Mortgage Assoc.	5.000	06/01/40	14	13,530
Federal National Mortgage Assoc.	5.000	03/01/42	27	26,087
Federal National Mortgage Assoc.	5.500	11/01/52	348	330,533
Federal National Mortgage Assoc.	6.625	11/15/30	40	43,417
Government National Mortgage Assoc.	2.500	03/20/43	7	5,568
Government National Mortgage Assoc.	2.500	12/20/46	12	9,614
Government National Mortgage Assoc.	2.500	05/20/51	484	386,176
Government National Mortgage Assoc.	2.500	10/20/51	234	186,236
Government National Mortgage Assoc.	3.000	01/20/43	62	51,814
Government National Mortgage Assoc.	3.000	04/20/45	24	20,594
Government National Mortgage Assoc.	3.000	07/20/46	43	36,148
Government National Mortgage Assoc.	3.000	09/20/46	44	36,773
Government National Mortgage Assoc.	3.000	03/20/49	51	42,341
Government National Mortgage Assoc.	3.000	06/20/51	84	69,869
Government National Mortgage Assoc.	3.000	08/20/51	215	177,801
Government National Mortgage Assoc.	3.500	12/20/42	124	108,086
Government National Mortgage Assoc.	3.500	01/20/44	34	29,487
Government National Mortgage Assoc.	3.500	04/20/45	18	15,479
Government National Mortgage Assoc.	3.500	07/20/46	77	66,949
Government National Mortgage Assoc.	3.500	08/20/46	117	101,709

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	09/20/46	18	$15,765
Government National Mortgage Assoc.	3.500	07/20/47	50	42,877
Government National Mortgage Assoc.	3.500	11/20/47	33	28,275
Government National Mortgage Assoc.	4.000	12/20/45	53	47,937
Government National Mortgage Assoc.	4.000	10/20/46	3	2,771
Government National Mortgage Assoc.	4.000	03/20/47	25	22,309
Government National Mortgage Assoc.	4.000	07/20/47	31	27,850
Government National Mortgage Assoc.	4.000	09/20/47	81	72,246
Government National Mortgage Assoc.	4.000	03/20/49	13	11,396
Government National Mortgage Assoc.	4.500	04/20/41	11	10,153
Government National Mortgage Assoc.	4.500	03/20/44	28	26,490
Government National Mortgage Assoc.	4.500	12/20/44	26	24,625
Government National Mortgage Assoc.	4.500	11/20/46	13	12,436
Government National Mortgage Assoc.	4.500	01/20/47	4	3,970
Government National Mortgage Assoc.	5.000	04/20/45	21	20,222
Government National Mortgage Assoc.	5.500	12/15/33	8	7,596
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	23,333
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	30,160

Total U.S. Government Agency Obligations (cost $16,294,790)				13,587,998
U.S. Treasury Obligations 37.8%
U.S. Treasury Bonds	1.250	05/15/50	1,005	441,729
U.S. Treasury Bonds	1.375	11/15/40	160	90,150
U.S. Treasury Bonds	1.750	08/15/41	1,285	762,649
U.S. Treasury Bonds	2.000	02/15/50	645	352,936
U.S. Treasury Bonds	2.250	05/15/41	1,360	891,438
U.S. Treasury Bonds	2.375	05/15/51	285	169,753
U.S. Treasury Bonds	2.500	02/15/46	135	85,831
U.S. Treasury Bonds	2.750	08/15/47	125	82,324
U.S. Treasury Bonds	3.625	05/15/53	56	43,645
U.S. Treasury Bonds	4.000	11/15/42	295	250,013
U.S. Treasury Bonds	4.000	11/15/52	60	50,147
U.S. Treasury Notes	0.375	01/31/26	285	257,168
U.S. Treasury Notes	0.750	04/30/26	20	18,047
U.S. Treasury Notes	0.875	06/30/26	1,110	999,867
U.S. Treasury Notes	1.250	11/30/26	1,540	1,381,428
U.S. Treasury Notes	1.250	12/31/26	215	192,492
U.S. Treasury Notes	1.500	11/30/28	1,116	947,478
U.S. Treasury Notes	1.750	03/15/25	585	557,852
U.S. Treasury Notes	2.000	08/15/25	285	269,826

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.125%	05/15/25	330	$315,047
U.S. Treasury Notes	2.750	07/31/27	1,615	1,498,039
U.S. Treasury Notes	2.750	05/31/29	495	443,257
U.S. Treasury Notes	2.875	05/15/28	580	533,509
U.S. Treasury Notes	2.875	05/15/32	450	386,156
U.S. Treasury Notes	3.000	07/15/25	555	535,510
U.S. Treasury Notes	3.125	08/31/29	460	418,384
U.S. Treasury Notes	3.750	04/15/26	100	97,195
U.S. Treasury Notes	3.875	08/15/33	237	218,151
U.S. Treasury Notes	4.125	11/15/32	425	400,430
U.S. Treasury Notes	4.250	05/31/25	2,080	2,050,019
U.S. Treasury Notes	4.625	10/15/26	31	30,768
U.S. Treasury Notes	4.750	07/31/25	2,030	2,016,757
U.S. Treasury Notes	4.875	10/31/28	485	486,061
U.S. Treasury Notes	4.875	10/31/30	365	364,316
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	5,852
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	7,493
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	22,811
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	78,640
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	140	45,954
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	13,301
U.S. Treasury Strips Coupon	4.284(s)	08/15/42	50	18,023
U.S. Treasury Strips Coupon	4.411(s)	05/15/39	170	73,505

Total U.S. Treasury Obligations (cost $19,278,019)				17,903,951

Total Long-Term Investments (cost $53,948,552)				46,840,883

	Shares
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $453,507)(wb)	453,507	453,507

TOTAL INVESTMENTS 99.7% (cost $54,402,059)		47,294,390
Other assets in excess of liabilities 0.3%		133,699

Net Assets 100.0%		$47,428,089

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
UBS—UBS Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).